CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Cash Flows
Net loss	$ (7,494,591)	$ (17,837,262)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and amortization	28,384	20,721
Impairment of assets	0	326,000
Common stock and warrants issued for services	129,500	862,000
Common stock and warrants issued for liabilities	0	836,128
Stock-based compensation amortization	3,650,022	0
Loss on debt settlement	0	1,282,650
Loss on derivative liability option	0	429,000
Loss on legal settlement	367,000	10,923,600
Changes in Operating Assets and Liabilities:
Prepaid expenses	(143,086)	(6,000)
Other current assets and receivables	18,256	(44,100)
Accounts payable and accrued expenses	781,925	177,400
Accrued compensation-officers	5,000	(99,869)
Other current liabilities	27,160	0
Accrued interest	31,074	(11,109)
Net cash provided by (used in) discontinued operations	(69,181)	7,868
Net cash used in operating activities	(2,668,537)	(3,132,973)
INVESTING ACTIVITIES:
Purchase of fixed assets	(22,294)	(45,863)
Net cash used in investing activities	(22,294)	(45,863)
FINANCING ACTIVITIES:
Proceeds from the sale of common stock and warrants	1,902,500	5,905,000
Proceeds from the sale of options	0	125,000
Proceeds from note payable	190,251	0
Proceeds from note payable-related party	0	250,000
Repurchase of common stock	(1,354,999)	(1,052,001)
Payment of deferred financing costs	(36,722)	0
Repayment of note payable	(83,761)	0
Net cash provided by financing activities	617,269	5,227,999
INCREASE/(DECREASE) IN CASH	(2,073,562)	2,049,163
CASH AT BEGINNING OF PERIOD	2,216,102	166,939
CASH AT END OF PERIOD	142,540	2,216,102
Supplemental Cash Flow Disclosures:
Cash paid for Interest expense	3,333	0
Cash paid for Income taxes	0	0
Non-cash investing and financing activities:
Debt settlements	0	1,150,000
Forgiveness of accrued compensation due to officers	190,596	0
Share repurchase liability	$ 240,000	$ 2,268,999